Pacer US Export Leaders ETF
Schedule of Investments
July 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 98.9%
Communication Services - 2.7%
Alphabet, Inc. - Class A (a)	2,555	$339,100
Iridium Communications, Inc. (b)	4,946	259,912
Netflix, Inc. (a)	743	326,155
		925,167
Consumer Discretionary - 6.9%
Adient PLC (a)	8,344	355,121
Booking Holdings, Inc. (a)(b)	120	356,496
LKQ Corp.	5,753	315,207
McDonald's Corp.	1,089	319,295
NIKE, Inc. - Class B	2,950	325,650
Skechers U.S.A., Inc. - Class A (a)	5,807	322,753
Tesla Motors, Inc. (a)	1,278	341,775
		2,336,297
Consumer Staples - 3.0%
Archer-Daniels-Midland Co.	4,307	365,923
Coty, Inc. (a)	26,452	318,482
The Coca-Cola Co.	5,166	319,930
		1,004,335
Energy - 6.4%
APA Corp.	9,366	379,229
Baker Hughes Co.	10,410	372,574
ChampionX Corp.	11,233	399,895
Chevron Corp.	1,966	321,756
Exxon Mobil Corp.	2,908	311,854
Valaris Ltd. (a)	5,175	397,440
		2,182,748
Financials - 3.8%
Euronet Worldwide, Inc. (a)	2,791	245,245
MasterCard, Inc. - Class A	846	333,561
MSCI, Inc.	658	360,636
Visa, Inc. - Class A (b)	1,397	332,109
		1,271,551
Health Care - 13.8%
Abbott Laboratories	3,071	341,895
Agilent Technologies, Inc.	2,697	328,414
Align Technology, Inc. (a)(b)	1,020	385,448
Bio-Rad Laboratories, Inc. - Class A (a)	865	350,636
Danaher Corp.	1,327	338,465
IQVIA Holdings, Inc. (a)	1,511	338,101
Merck & Co., Inc.	2,822	300,966
Mettler-Toledo International, Inc. (a)	242	304,308
Pfizer, Inc.	8,016	289,057
Repligen Corp. (a)(b)	1,931	331,282
Revvity, Inc.	2,812	345,735
STAAR Surgical Co. (a)(b)	6,100	334,097
Viatris, Inc.	33,305	350,702
West Pharmaceutical Services, Inc.	896	329,764
		4,668,870
Industrials - 16.0%
AGCO Corp.	2,543	338,473
AMETEK, Inc. (b)	2,078	329,571
Caterpillar, Inc.	1,329	352,411
Donaldson Co., Inc.	5,203	326,904
Expeditors International of Washington, Inc.	2,709	344,856
General Electric Co. (b)	2,938	335,637
Genpact Ltd.	8,306	299,764
Howmet Aerospace, Inc.	6,800	347,752
IDEX Corp.	1,510	340,973
Ingersoll Rand, Inc.	5,001	326,415
ITT, Inc.	3,633	361,847
ManpowerGroup, Inc.	4,085	322,225
Nordson Corp. (b)	1,345	338,415
The Brink's Co.	4,353	317,595
The Timken Co.	3,777	350,732
Westinghouse Air Brake Technologies Corp.	3,154	373,560
		5,407,130
Information Technology - 35.4%
Accenture PLC - Class A	1,011	319,830
Advanced Micro Devices, Inc. (a)	2,500	286,000
Amphenol Corp.	3,993	352,622
Analog Devices, Inc.	1,712	341,595
ANSYS, Inc. (a)	960	328,416
Apple, Inc.	1,726	339,073
Applied Materials, Inc. (b)	2,297	348,202
Arrow Electronics, Inc. (a)	2,328	331,833
Autodesk, Inc. (a)	1,551	328,796
Broadcom, Inc.	387	347,777
Cadence Design System, Inc. (a)	1,362	318,722
Cisco Systems, Inc.	6,290	327,332
Coherent Corp. (a)(b)	8,029	380,253
Corning, Inc.	9,530	323,448
Fortinet, Inc. (a)	4,593	356,968
Hewlett Packard Enterprise Co.	19,785	343,863
Jabil, Inc.	3,302	365,432
Keysight Technologies, Inc. (a)	1,933	311,368
KLA Corp. (b)	670	344,346
Lam Research Corp.	515	370,022
Lattice Semiconductor Corp. (a)(b)	3,878	352,665
Littelfuse, Inc.	1,167	355,468
MACOM Technology Solutions Holdings, Inc. (a)	5,216	364,703
Microchip Technology, Inc.	3,902	366,554
Microsoft Corp.	955	320,804
Monolithic Power Systems, Inc.	622	348,003
ON Semiconductor Corp. (a)(b)	3,508	377,987
Power Integrations, Inc. (b)	3,378	328,139
PTC, Inc. (a)(b)	2,254	328,656
QUALCOMM, Inc.	2,622	346,550
Synaptics, Inc. (a)(b)	3,834	346,248
Synopsys, Inc. (a)	712	321,682
TE Connectivity Ltd.	2,440	350,116
Teradata Corp. (a)	6,361	361,623
Vishay Intertechnology, Inc.	11,471	322,909
		11,958,005
Materials - 10.9%
Albemarle Corp.	1,416	300,588
Ashland Global Holdings, Inc.	3,616	330,358
Avient Corp. (b)	7,957	322,497
Berry Global Group, Inc.	5,096	334,145
Celanese Corp. (b)	2,749	344,697
Corteva, Inc.	5,535	312,340
Crown Holdings, Inc.	3,729	345,902
Dow, Inc. (b)	6,037	340,909
Linde PLC	865	337,930
NewMarket Corp.	778	351,423
The Mosaic Co. (b)	8,905	362,968
		3,683,757
TOTAL COMMON STOCKS (Cost $29,872,240)		33,437,860

REAL ESTATE INVESTMENT TRUSTS - 1.0%
Equinix, Inc.	420	340,166
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $295,176)		340,166
	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 4.210% (c)	$46,726	46,726
TOTAL SHORT-TERM INVESTMENTS (Cost $46,726)		46,726
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.5%
Mount Vernon Liquid Assets Portfolio, LLC, 5.440% (c)	5,246,738	5,246,738
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,246,738)		5,246,738

Total Investments (Cost $35,460,880) - 115.5%		39,071,490
Liabilities in Excess of Other Assets - (15.5)%		(5,248,440)
TOTAL NET ASSETS - 100.0%		$33,823,050

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2023. The total value of securities on loan is $5,152,014 or 15.2% of net assets.
(c)	The rate shown is as of July 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 33,437,860	$ -	$ -	$ -	$ 33,437,860
Real Estate Investment Trusts	340,166	-	-	-	340,166
Short-Term Investments	46,726	-	-	-	46,726
Investments Purchased with Proceeds from Securities Lending	-	-	-	5,246,738	5,246,738
Total Investments in Securities	$ 33,824,752	$ -	$ -	$ 5,246,738	$ 39,071,490
^ See the Schedules of Investments for sector breakouts.
For the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.